Note 23 - Interest-Bearing Loans and Borrowing - Liabilities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent		R$ 2,253.5	R$ 2,053.5
Interest-bearing loans and borrowings, current		847.1	2,738.8
Secured bank loans [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent		174.3	238.4
Interest-bearing loans and borrowings, current	[1]	72.8	1,940.8
Unsecured bank loans [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent		0.0	1.1
Interest-bearing loans and borrowings, current	[1]	84.1	246.7
Other unsecured loans [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent		92.9	98.9
Interest-bearing loans and borrowings, current		37.2	36.7
Lease liabilities [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent		1,986.3	1,715.1
Interest-bearing loans and borrowings, current		653.0	406.0
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent		R$ 0.0	R$ 108.6

[1]	In the second quarter Ambev approved new loans for working capital financing and that have been fully paid.